Acquisition (Narrative) (Details) $ in Thousands	Nov. 13, 2014 USD ($) bbl	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Business Acquisition [Line Items]
Long-term Debt, Fair Value		$ 1,000,000	$ 1,000,000
American Phoenix Acquisition [Member]
Business Acquisition [Line Items]
Property, Plant and Equipment, Useful Life	30 years
Business Acquisition, Effective Date of Acquisition	Nov. 13, 2014
Business Acquisition, Transaction Costs	$ 157,000
Business Acquisition, Cargo Capacity | bbl	330,000